INCOME TAXES - Reconciliation of the statutory federal income tax rate to the effective rate reported in the Company's consolidated financial statements (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal statutory rate			21.00%	21.00%
State income taxes, net of federal income taxes			7.70%	(7.70%)
Change in valuation allowance			(71.10%)	(53.30%)
Current year tax credits			2.30%	(34.10%)
Difference between foreign and federal tax rate			2.00%	23.40%
Permanent items			2.80%	43.30%
Reserve for uncertain tax positions			1.30%	(57.90%)
Other			0.70%	4.00%
Effective tax rate	31.60%	6.20%	(37.90%)	6.90%